UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 141.7%
Corporate — 8.0%
Jefferson County Industrial Development Agency New York, Refunding RB, Soild Waste, Series A, AMT, 5.20%, 12/01/20	$2,450	$2,456,786
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, 9.13%, 12/01/15	2,035	2,058,199
		4,514,985
County/City/Special District/School District — 35.4%
City of New York New York, GO:
Series B, 5.38%, 12/01/20 (a)	4,000	4,035,320
Series M, 5.00%, 4/01/23	1,390	1,527,513
City of New York New York, GO, Refunding, Series G:
5.75%, 8/01/18 (a)	1,920	2,008,646
5.75%, 8/01/18	2,580	2,686,554
County of Nassau New York, GO, Refunding, General Improvement, Series C (AGC), 5.25%, 10/01/22	2,500	2,882,775
New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,569,456
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/11 (a)	3,000	3,042,450
New York State Dormitory Authority, Series A, RB, State University Dormitory Facilities, 5.00%, 7/01/18	1,045	1,228,721
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	893,438
		19,874,873
Education — 36.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25 (b)(c)	450	112,527
City of Troy New York, RB, Rensselaer Polytechnic-B, 5.00%, 9/01/18	1,000	1,134,330
New York City Industrial Development Agency, RB, YMCA of Greater New York Project, 5.25%, 8/01/21	4,000	4,005,800

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A:
3.00%, 7/01/12	$500	$509,835
5.00%, 7/01/21	250	289,897
New York State Dormitory Authority, RB:
Pratt Institute, Series C (AGC) 5.00%, 7/01/19	600	702,792
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,315,395
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, Series A (Radian), 5.50%, 7/01/18	1,000	1,054,540
Yeshiva University 5.00%, 9/01/27	2,000	2,101,280
Niagara County Industrial Development Agency, Refunding RB, Niagara University Project, Series A (Radian), 5.35%, 11/01/23	4,180	4,224,141
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 12/01/22	3,710	3,785,387
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	500	560,725
5.00%, 6/01/19	400	447,452
		20,244,101
Health — 18.7%
East Rochester Housing Authority New York, Refunding RB, Genesee Valley Nursing Center (FHA), 5.20%, 12/20/24	1,180	1,195,741
New York State Dormitory Authority, Refunding RB, Mental Health Services Facilities, Series A, 5.00%, 8/15/18	1,025	1,212,114
Oneida Health Care Corp. New York, Refunding RB, Residential Health Care Project (Radian), 5.30%, 2/01/21	4,130	4,173,571

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Group, Inc
RB	Revenue Bonds

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Orange County Industrial Development Agency New York, Refunding RB, St. Luke’s Hospital Newburgh New York Project, Series A (Radian), 5.38%, 12/01/21	$3,875	$3,913,053
		10,494,479
Housing — 5.1%
New York State Dormitory Authority, RB:
North Shore Long Island Jewish, Series A (d):
5.00%, 5/01/18	615	692,693
4.00%, 5/01/19	250	263,838
5.00%, 5/01/19	650	729,488
State University Ederly Facilities, Series A, 5.88%, 5/15/17	125	146,758
Willow Towers Inc. Project (Ginnie Mae), 5.25%, 2/01/22	965	1,005,250
		2,838,027
State — 2.3%
New York State Dormitory Authority, RB, Mental Health Services, Series 2008-A, 5.00%, 2/15/18	120	120,355
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	605,435
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	571,750
		1,297,540
Tobacco — 11.5%
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.63%, 8/15/35	4,000	3,303,960
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/32 (a)	3,000	3,131,310
		6,435,270
Transportation — 22.6%
Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 11/15/18	1,000	1,191,390
(NPFGC), 5.13%, 11/15/21	5,000	5,190,800
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	1,750	2,052,453
Port Authority of New York & New Jersey, RB:
Consolidated, 126th Series, AMT (NPFGC), 5.00%, 11/15/18	3,885	3,979,483

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
JFK International Air Terminal, 5.00%, 12/01/20	$300	$303,168
		12,717,294
Utilities — 2.0%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,151,970
Total Municipal Bonds in New York		79,568,539

Puerto Rico — 5.9%
Tobacco — 3.0%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	2,000	1,671,280
Utilities — 2.9%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/21	1,500	1,629,585
Total Municipal Bonds in Puerto Rico		3,300,865
Total Long-Term Investments (Cost – $80,766,357) – 147.6%		82,869,404

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	5,531,158	5,531,158
Total Short-Term Securities (Cost – $5,531,158) – 9.9%		5,531,158
Total Investments (Cost - $86,297,515*) – 157.5%		88,400,562
Liabilities in Excess of Other Assets – (113.4)%		(63,663,253)
Preferred Shares, at Redemption Value – 55.9%		31,401,050
Net Assets Applicable to Common Shares – 100.0%		$56,138,359

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$86,281,134
Gross unrealized appreciation	$3,101,736
Gross unrealized depreciation	(982,308)
Net unrealized appreciation	$2,119,428

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Citigroup Global Markets	$729,488	$(2,314)
Citigroup Global Markets	$692,693	$(1,002)
Citigroup Global Markets	$263,838	$(888)

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BIF New York Municipal Money Fund	910,862	4,620,296	5,531,158	$35

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$82,869,404	—	$82,869,404
Short-Term Securities	$5,531,158	—	—	5,531,158
Total	$5,531,158	$82,869,404	—	$88,400,562

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 23, 2011